Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Receivables Other Related Parties And Retainage [Abstract]
Balance - Beginning of year	$ 14,002	$ 14,389
New loans and advances	3,308	2,344
Repayments	(2,324)	(1,256)
Effect of changes to related parties	(6,264)	(1,475)
Balance - End of year	$ 8,722	$ 14,002